SUPPLEMENT DATED APRIL 2, 2019
TO

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective April 30, 2019, the name of the Morgan Stanley Variable Insurance Fund, Inc. Mid Cap Growth Portfolio will be changed to Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.